Document and Entity Information	0 Months Ended
Oct. 14, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 14, 2014
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Oct. 15, 2014
Document Effective Date	Oct. 15, 2014
Prospectus Date	Oct. 15, 2014
Vident Core U.S. Bond Strategy ETF | Vident Core U.S. Bond Strategy ETF
Risk/Return:
Trading Symbol	VBND